Provisions - Text Details (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Provisions [Line Items]
Effect of change in accounting estimate, remaining duration	€ 30
Change in Fair value on contingent consideration	(78,000,000)	€ (93,000,000)
Previously stated [member]
Provisions [Line Items]
Effect of change in accounting estimate, remaining duration	60
Not later than five years [Member]
Provisions [Line Items]
Provision utilization period		five years
Warranty provision [member]
Provisions [Line Items]
Additional provisions, other provisions	364,000,000	€ 239,000,000
Provision used, other provisions	265,000,000	270,000,000
Other provisions	238,000,000	167,000,000	€ 210,000,000
Warranty provision [member] | Connected Care [Member]
Provisions [Line Items]
Additional provisions, other provisions	94,000,000
Other environment related provision [member]
Provisions [Line Items]
Additional provisions, other provisions	18,000,000	9,000,000
Provision used, other provisions	15,000,000	16,000,000
Unused provision reversed, other provisions	64,000,000	0
Other provisions	124,000,000	€ 183,000,000	170,000,000
Other environment related provision [member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Provisions [Line Items]
Unused provision reversed, other provisions	55,000,000
Other environment related provision [member] | Increase (decrease) due to voluntary changes in accounting policy [member] | Continuing operations [member]
Provisions [Line Items]
Unused provision reversed, other provisions	33,000,000
Other environment related provision [member] | Increase (decrease) due to voluntary changes in accounting policy [member] | Discontinued operations [member]
Provisions [Line Items]
Unused provision reversed, other provisions	22,000,000
Other environment related provision [member] | Later than one year and not later than five years [member]
Provisions [Line Items]
Provision used, other provisions	71,000,000
Other environment related provision long term [member] | Bottom of range [member]
Provisions [Line Items]
Provision utilization period		one
Other environment related provision long term [member] | Top of range [member]
Provisions [Line Items]
Provision utilization period		five
Other environment related provision remainder [member]
Provisions [Line Items]
Provision utilization period		five
Legal proceedings provision [member]
Provisions [Line Items]
Additional provisions, other provisions	43,000,000	€ 72,000,000
Provision used, other provisions	17,000,000	45,000,000
Unused provision reversed, other provisions	48,000,000	6,000,000
Other provisions	91,000,000	€ 72,000,000	55,000,000
Legal proceedings provision [member] | Not later than three years [member]
Provisions [Line Items]
Provision utilization period		three
Provisions for contingent considerations [Member]
Provisions [Line Items]
Provision used, other provisions	48,000,000	€ 14,000,000
Other provisions	208,000,000	318,000,000	€ 354,000,000
Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member]
Provisions [Line Items]
Change in Fair value on contingent consideration	67,000,000	€ 101,000,000
Provisions for contingent considerations [Member] | Not later than three years [member]
Provisions [Line Items]
Provision utilization period		three
Provision for taxes other than income tax [member]
Provisions [Line Items]
Other provisions	37,000,000	€ 39,000,000
Onerous contracts provision [member]
Provisions [Line Items]
Other provisions	12,000,000	24,000,000
Provisions for employee jubilee funds [Member]
Provisions [Line Items]
Other provisions	94,000,000	€ 92,000,000
Provisions for employee jubilee funds [Member] | Later than five years [member]
Provisions [Line Items]
Provision utilization period		five years
Self-insurance provisions [Member]
Provisions [Line Items]
Other provisions	43,000,000	€ 45,000,000
Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions [Line Items]
Other provisions	33,000,000	€ 30,000,000
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than five years [member]
Provisions [Line Items]
Provision utilization period		five years
Provisions for rights of return [Member]
Provisions [Line Items]
Other provisions	€ 40,000,000	€ 36,000,000
Provisions for rights of return [Member] | Not later than one year [member]
Provisions [Line Items]
Provision utilization period		year
Respironics field action [Member]
Provisions [Line Items]
Number of repair kits shipped	750,000
Remediation costs	€ 94,000,000
Additional provisions, other provisions	719,000,000
Provision used, other provisions	(175,000,000)
Forecasts revision [Member] | Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member]
Provisions [Line Items]
Change in Fair value on contingent consideration	41,000,000
Milestone [member] | Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member]
Provisions [Line Items]
Change in Fair value on contingent consideration	€ 26,000,000